Post closing events	12 Months Ended
Dec. 31, 2021
Post closing events
Post closing events

Note 17 Post closing events

Myanmar

In January 2022, TotalEnergies has decided to initiate the contractual process of withdrawing from the Yadana field and from MGTC in Myanmar, both as operator and as shareholder, without any financial compensation for TotalEnergies. This withdrawal has been notified to TotalEnergies' partners in Yadana and MGTC and will be effective at the latest at the expiry of the 6-month contractual period.

As a result, TotalEnergies registered an impairment of assets of $(201) million in operational result and of $(305) million in TotalEnergies’ share net result.

North Platte

In February 2022, TotalEnergies announced its decision not to sanction and so to withdraw from the North Platte deepwater project in the US Gulf of Mexico.

The decision not to continue with the project was taken as TotalEnergies has better opportunities of allocation of its capital within its global portfolio.

An impairment of the project’s assets will be recorded in the consolidated financial statements of the first quarter of 2022, for an estimated amount of $(0.9) billion in net income, TotalEnergies’ share.

Russian-Ukrainian conflict

Since the month of February 2022, Russia's invasion of Ukraine led European and American authorities to adopt several sets of sanctions measures targeting Russian and Belarusian persons and entities, as well as the financial sector.

TotalEnergies holds investments in this country in major LNG projects (Yamal LNG and Arctic LNG 2) both directly and through its holding in the company PAO Novatek, whose production and sale of LNG are not materially impacted by the sanctions adopted as of the date hereof.

Depending on the developments of the Russian-Ukrainian conflict and the measures that the European and American authorities could be required to take, the activities of TotalEnergies in Russia could be affected in the future.

TotalEnergies announced on March 1, 2022 that it condemned Russia's military aggression against Ukraine, supported the scope and strength of the sanctions put in place by Europe that will be implemented by the Company regardless of the consequences on its activities, and that it will no longer provide capital for new projects in Russia.

This context has led the Corporation to exclude as of December 31, 2021 the resources associated with the Arctic LNG 2 project from its proved reserves.